Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Class of Stock [Line Items]
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,538,964,494
Issuance of new shares of common stock due to exercise of stock acquisition rights	0	0	285,400
Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894